Summary of Accounting Policies - 2023 SPA Investor Warrants (Details) - $ / shares		12 Months Ended
	Feb. 17, 2022	Dec. 31, 2023
Summary of Significant Accounting Policies
Number of warrants to be granted	351,036
Ordinary Shares [Member] | 2023 SPA Investor Warrants
Summary of Significant Accounting Policies
Number of warrants to be granted		9,726,898
Exercise price per warrant		$ 0.71